UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     March 22, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $64,769 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135af3    19222    20000 PRN      SOLE                    20000        0        0
AMERICAN FINL RLTY TR          NOTE  4.375% 7/1 02607pab3       19    22000 PRN      SOLE                    22000        0        0
AMERICAN FINL RLTY TR          COM              02607P305       32    92741 SH       SOLE                    92741        0        0
APOLLO INVT CORP               COM              03761U106        3   134619 SH       SOLE                   134619        0        0
BANK OF AMERICA CORPORATION    COM              060505104        8    42804 SH       SOLE                    42804        0        0
CAPITALSOURCE INC              DBCV  3.500% 7/1 14055xad4       20    20000 PRN      SOLE                    20000        0        0
CIENA CORP                     NOTE  3.750% 2/0 171779AA9        4 20935000 PRN      SOLE                 20935000        0        0
COHEN & STEERS INC             COM              19247A100        5   130152 SH       SOLE                   130152        0        0
ELECTRONIC DATA SYS NEW        NOTE  3.875% 7/1 285661af1        0    20000 PRN      SOLE                    20000        0        0
EXTRA SPACE STORAGE INC        COM              30225T102       17    97619 SH       SOLE                    97619        0        0
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108        1    92305 SH       SOLE                    92305        0        0
GLADSTONE COML CORP            COM              376536108      606   101115 SH       SOLE                   101115        0        0
GLADSTONE INVT CORP            COM              376546107        0    44565 SH       SOLE                    44565        0        0
HEWLETT PACKARD CO             NOTE        10/1 428236ac7    19881    55000 PRN      SOLE                    55000        0        0
MAGNA ENTMT CORP               NOTE  7.250%12/1 559211AC1      201 18329000 PRN      SOLE                 18329000        0        0
MCG CAPITAL CORP               COM              58047P107       22   155906 SH       SOLE                   155906        0        0
OVERSTOCK COM INC DEL          NOTE  3.750%12/0 690370ab7       29   250000 PRN      SOLE                   250000        0        0
PFIZER INC                     COM              717081103       96    60555 SH       SOLE                    60555        0        0
PMC COML TR                    SH BEN INT       693434102       31    78530 SH       SOLE                    78530        0        0
QUANTA SVCS INC                NOTE  4.000% 7/0 74762eaa0        0    30000 PRN      SOLE                    30000        0        0
SAFEGUARD SCIENTIFICS INC      DBCV  2.625% 3/1 786449AG3       76 29121000 PRN      SOLE                 29121000        0        0
SPACEHAB INC                   NOTE  8.000%10/1 846243ac7    24454    93000 PRN      SOLE                    93000        0        0
SPACEHAB INC                   NOTE  5.500%10/1 846243AD5        5 29843000 PRN      SOLE                 29843000        0        0
TECHNOLOGY INVT CAP CORP       COM              878717305       37   247324 SH       SOLE                   247324        0        0
U STORE IT TR                  COM              91274F104        0    30194 SH       SOLE                    30194        0        0